Document and Entity Information	Sep. 09, 2020	Jun. 09, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2020
Entity Registrant Name	TransUnion
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37470
Entity Tax Identification Number	61-1678417
Entity Address, Address Line One		555 West Adams Street,
Entity Address, City or Town		Chicago,
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60661
City Area Code	312
Local Phone Number	985-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	TRU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001552033
Amendment Flag	false